Green Owl Intrinsic Value Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Green Owl Intrinsic Value Fund (the “Fund”) is long- term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Green Owl Intrinsic Value Fund Green Owl Intrinsic Value Fund USD ($)
Redemption Fees	none
Fee for Redemption Paid By Wire	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Green Owl Intrinsic Value Fund Green Owl Intrinsic Value Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver/Expense Reimbursement	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	1.10%	[1]
[1]	Effective January 1, 2016, the Adviser has agreed to waive its fees and/or reimburse other expenses of the Fund until February 28, 2018, so that Total Annual Fund Operating Expenses do not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Each waiver and/or reimbursement of an expense is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Green Owl Intrinsic Value Fund | Green Owl Intrinsic Value Fund | USD ($)	112	379	697	1,598

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
The Green Owl Intrinsic Value Fund invests primarily in equity securities of U.S. and foreign companies. Kovitz Investment Group Partners, LLC (the “Adviser”) generally selects equity securities of companies believed by the Adviser to be undervalued.

The Adviser applies a disciplined approach to equity selection, which is based on adopting a business owner mentality while adhering to a “margin of safety” principle in order to determine if a security is undervalued.

As part of its “business owner perspective,” the Adviser may focus on companies which it believes have exceptional business models, superior financial strength, and strong, sustainable competitive positions. The “margin of safety” principle is designed to minimize permanent loss of capital. The Adviser focuses its analysis on uncovering companies selling at a significant discount to the Adviser’s estimate of the company’s underlying intrinsic value.

The Adviser’s starting universe is the constituents of the S&P 500 and the non-U.S.- based companies in the S&P Global 100. Additionally, the Adviser will consider companies in the top quartile in terms of market cap (generally, $3 billion and up) of the S&P Midcap 400 Index. The Adviser culls this initial universe into an “investable” universe using a combination of qualitative and quantitative analysis. The Adviser begins with a qualitative screen to reduce the number of companies eligible for investment by the Fund. The Adviser emphasizes companies that are market leaders, offer stable products, have low capital requirements and have experienced and competent management with ownership stakes. The Adviser then uses a quantitative analysis to further reduce the universe of companies in which the Fund may invest. The Adviser emphasizes companies with high returns on capital, high correlation between earnings and cash flow, low financial risk and valuations based on discounted cash flow models. The Adviser believes that possessing a long-term view is necessary to being able to invest successfully.

In selecting securities for the Fund’s portfolio, the Adviser will also take into consideration preservation of capital. This part of the Adviser’s analysis is subjective and takes into consideration the Adviser’s prospective view of an issuer’s stability over the coming five years and the downside risks of the issuer. It requires that any purchase decisions be based on a highly disciplined purchasing philosophy.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies, either directly or through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies.

Securities that have reached their intrinsic value or securities with deteriorating fundamentals that cannot support the current valuation of the security or that no longer support the thesis upon which their purchase was based are candidates for sale. The Adviser may also sell securities of the Fund when it identifies opportunities that are more attractive for the Fund than the prospects of a particular current holding.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies may be more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Foreign Securities. Foreign securities (including ADRs) are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others: country related risks, including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risks of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Risks of Convertible Securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 13.41% Worst Quarter: 3rd Quarter, 2015, (9.76)%
The Fund
Average Annual Total Returns - Green Owl Intrinsic Value Fund	One Year	Since Inception	Inception Date
Green Owl Intrinsic Value Fund	(7.05%)	12.33%	Dec. 22, 2011
Green Owl Intrinsic Value Fund | After Taxes on Distributions	(7.48%)	11.58%	Dec. 22, 2011
Green Owl Intrinsic Value Fund | After Taxes on Distributions and Sale of Fund Shares	(3.62%)	9.77%	Dec. 22, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	15.13%	Dec. 22, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 695-3729. Performance data current to the most recent quarter end may be obtained at www.greenowlfund.com.